MATERIAL ACCOUNTING POLICIES - Exchange rate (Details) - $ / $	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
MATERIAL ACCOUNTING POLICIES
Year end exchange rate, US dollar into Colombian pesos	3,757.08	4,409.15	3,822.05	4,810.2
Average rate for the period ended, U.S. dollar into Colombian pesos	4,052.89	4,073.75	4,330.14